John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Preferred securities (A) 124.3% (81.6% of Total investments)		$450,641,924
(Cost $478,758,142)
Communication services 12.9%		46,676,106
Diversified telecommunication services 2.9%
Qwest Corp., 6.125% (B)	30,000	674,400
Qwest Corp., 6.500% (B)	110,790	2,570,328
Qwest Corp., 6.750%	220,000	5,251,400
Qwest Corp., 6.875%	90,000	2,129,400
Wireless telecommunication services 10.0%
Telephone & Data Systems, Inc., 6.625% (B)	168,297	3,943,199
Telephone & Data Systems, Inc., 6.875% (B)	115,519	2,730,869
Telephone & Data Systems, Inc., 7.000%	283,000	6,933,500
United States Cellular Corp., 6.950% (B)(C)	673,600	16,900,624
United States Cellular Corp., 7.250%	215,825	5,542,386
Consumer discretionary 0.1%		492,750
Internet and direct marketing retail 0.1%
QVC, Inc., 6.250% (B)	25,000	492,750
Consumer staples 3.0%		10,880,000
Food products 3.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	160,000	10,880,000
Energy 2.8%		10,190,016
Oil, gas and consumable fuels 2.8%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	4,937,100
NuStar Logistics LP (3 month LIBOR + 6.734%), 7.953% (B)(E)	150,000	2,862,000
Sempra Energy, 6.750% (B)	23,600	2,390,916
Financials 40.4%		146,408,789
Banks 18.3%
Bank of America Corp., 6.000% (B)	108,575	2,944,554
Bank of America Corp. (6.450% to 6-1-20, then 3 month LIBOR + 1.327%) (B)	110,000	2,872,100
Citigroup Capital XIII (3 month LIBOR + 6.370%), 7.130% (E)	265,000	7,094,050
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	8,217,420
Fifth Third Bancorp, 6.000% (B)	150,000	4,093,500
First Republic Bank, 4.700% (B)	168,875	4,090,153
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (B)(E)	361,904	8,160,935
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	164,500	3,742,375
The PNC Financial Services Group, Inc., 5.375% (B)	70,000	1,788,500
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	145,000	3,822,200
Truist Financial Corp., Series G, 5.200% (B)	326,250	8,293,275
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	130,000	3,511,300
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,191,000
Western Alliance Bancorp, 6.250% (B)	20,000	513,800
Capital markets 4.6%
Ares Management Corp., 7.000% (B)	2,525	64,741
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	125,000	3,356,250
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	86,000	2,322,860
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	405,472	11,028,838
Consumer finance 1.4%
Navient Corp., 6.000% (B)	244,271	4,983,128
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 16.0%
AEGON Funding Company LLC, 5.100% (B)(C)	267,925	$6,432,879
American Financial Group, Inc., 5.125% (B)	123,850	3,112,351
American International Group, Inc., 5.850% (B)	200,000	5,180,000
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	250,000	6,067,500
Brighthouse Financial, Inc., 6.600%	222,187	5,548,009
Prudential Financial, Inc., 5.750% (B)	120,000	3,033,600
Prudential PLC, 6.500% (B)	103,000	2,657,398
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	46,750	1,250,095
The Phoenix Companies, Inc., 7.450% (B)	216,500	2,979,040
Unum Group, 6.250% (B)	127,500	3,074,025
W.R. Berkley Corp., 5.625% (B)	733,545	18,470,663
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	512,250
Information technology 2.7%		9,665,680
Semiconductors and semiconductor equipment 2.7%
Broadcom, Inc., 8.000% (B)(C)	9,500	9,665,680
Real estate 5.8%		21,187,615
Equity real estate investment trusts 5.8%
American Homes 4 Rent, Series E, 6.350% (B)	69,014	1,764,688
American Homes 4 Rent, Series F, 5.875% (B)	146,511	3,450,334
Digital Realty Trust, Inc., 6.350% (B)	922	23,548
Diversified Healthcare Trust, 5.625%	665,020	12,110,014
Public Storage, 5.200% (B)	130,375	3,295,880
Public Storage, 5.375% (B)	21,275	543,151
Utilities 56.6%		205,140,968
Electric utilities 24.2%
American Electric Power Company, Inc., 6.125% (B)(C)	115,000	5,842,000
Duke Energy Corp., 5.125% (B)	656,624	16,566,624
Duke Energy Corp., 5.750% (B)(C)	160,000	4,414,400
Entergy Louisiana LLC, 5.250% (B)	120,000	3,080,400
Interstate Power & Light Company, 5.100% (B)	108,837	2,797,111
NextEra Energy Capital Holdings, Inc., 5.125% (B)	80,000	2,021,600
NextEra Energy, Inc., 5.279% (B)(C)	180,000	7,774,200
NSTAR Electric Company, 4.780% (B)	15,143	1,515,057
PPL Capital Funding, Inc., 5.900% (B)	755,000	18,973,150
SCE Trust II, 5.100% (B)(C)	357,795	8,379,559
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	480,000
The Southern Company, 6.250% (B)	165,000	4,232,250
The Southern Company, 6.750% (B)	245,000	11,598,300
Gas utilities 4.8%
South Jersey Industries, Inc., 5.625% (B)	188,875	4,808,758
South Jersey Industries, Inc., 7.250%	283,600	12,708,116
Multi-utilities 27.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	290,000	7,925,700
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	420,050	11,593,380
CenterPoint Energy, Inc., 7.000% (B)	615,000	20,811,600
CMS Energy Corp., 5.625% (B)	187,515	5,016,026
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc., 7.250%	39,000	$3,830,970
DTE Energy Company (Callable 6-2-20), 5.250% (B)	249,477	6,271,852
DTE Energy Company (Callable 12-1-22), 5.250% (B)	160,000	4,086,400
DTE Energy Company, 6.000% (B)	72,950	1,919,315
DTE Energy Company, 6.250% (B)	424,300	17,735,740
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	237,872	5,946,800
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	288,000	7,940,160

Sempra Energy, 5.750% (B)(C)	270,000	6,871,500
Common stocks 3.7% (2.4% of Total investments)		$13,352,377
(Cost $22,420,877)
Communication services 0.4%		1,593,000
Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)(C)	150,000	1,593,000
Energy 3.3%		11,759,377
Oil, gas and consumable fuels 3.3%
BP PLC, ADR (B)	140,000	3,332,000
Equitrans Midstream Corp. (B)	358,446	3,003,777
The Williams Companies, Inc. (B)	280,000	5,423,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 20.5% (13.4% of Total investments)				$74,088,970
(Cost $90,683,043)
Communication services 1.4%				5,215,548
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	5,988,000	5,215,548
Consumer discretionary 2.2%				7,888,590
Automobiles 2.2%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	9,739,000	7,888,590
Consumer staples 0.2%				623,100
Food products 0.2%
Land O' Lakes, Inc. (B)(D)(G)	8.000	07-16-25	670,000	623,100
Energy 4.1%				14,897,303
Oil, gas and consumable fuels 4.1%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	9,297,000	3,556,103
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	4.781	11-01-66	8,050,000	4,528,125
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	6,500,000	4,656,015
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(G)	6.875	02-15-23	3,000,000	2,157,060
Financials 9.2%				33,334,732
Banks 5.9%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	3,000,000	2,895,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (G)	6.125	11-15-20	667,000	647,257
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (G)	6.375	04-06-24	6,000,000	5,670,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	4.753	07-01-20	4,220,000	3,698,872
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(G)	6.750	02-01-24	667,000	716,078
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	6,000,000	$5,880,000
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(G)	5.900	06-15-24	2,000,000	2,030,000
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (G)	5.375	06-01-25	3,100,000	3,216,250
Insurance 2.4%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	4,000,000	4,120,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(G)	7.000	05-13-25	6,890,000	4,461,275
Utilities 3.4%				12,129,697
Electric utilities 3.0%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)	6.750	06-15-76	2,490,000	2,631,942
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	8,500,000	8,117,755
Multi-utilities 0.4%

NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(C)(G)	5.650	06-15-23	1,500,000	1,380,000
Capital preferred securities (H) 1.8% (1.2% of Total investments)				$6,660,193
(Cost $6,064,403)
Financials 0.1%				482,783
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	06-01-20	486,000	482,783
Utilities 1.7%				6,177,410
Multi-utilities 1.7%
Dominion Resources Capital Trust III	8.400	01-15-31	5,000,000	6,177,410

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.1% (1.4% of Total investments)				$7,633,000
(Cost $7,633,000)
U.S. Government Agency 0.2%				733,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	05-01-20	733,000	733,000

	Par value^	Value
Repurchase agreement 1.9%		6,900,000

Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $6,900,000 on 5-1-20, collateralized by $6,905,000 U.S. Treasury Notes, 1.500% due 10-31-21 (valued at $7,041,215)	6,900,000	6,900,000
Total investments (Cost $605,559,465) 152.4%		$552,376,464
Other assets and liabilities, net (52.4%)		(189,998,132)
Total net assets 100.0%		$362,378,332

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-20 was $406,969,714. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $107,600,768.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

(C)	All or a portion of this security is on loan as of 4-30-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Jun 2020	$(68,517,010)	$(72,312,500)	$(3,795,490)
						$(3,795,490)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,661,818)	$(2,661,818)
								—	$(2,661,818)	$(2,661,818)

(a)	At 4-30-20, the 3 month LIBOR was 0.556%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$46,676,106	$46,676,106	—	—
Consumer discretionary	492,750	492,750	—	—
Consumer staples	10,880,000	—	$10,880,000	—
Energy	10,190,016	10,190,016	—	—
Financials	146,408,789	143,429,749	2,979,040	—
Information technology	9,665,680	9,665,680	—	—
Real estate	21,187,615	21,187,615	—	—
Utilities	205,140,968	197,679,111	7,461,857	—
Common stocks	13,352,377	13,352,377	—	—
Corporate bonds	74,088,970	—	74,088,970	—
Capital preferred securities	6,660,193	—	6,660,193	—
Short-term investments	7,633,000	—	7,633,000	—
Total investments in securities	$552,376,464	$442,673,404	$109,703,060	—
Derivatives:
Liabilities
Futures	$(3,795,490)	$(3,795,490)	—	—
Swap contracts	(2,661,818)	—	$(2,661,818)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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